Arch Indices VOI Absolute Income ETF
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Shares	Value
Closed-End Funds — 19.0%
Financials — 19.0%
Ares Capital Corp.	5,296	$110,369
Blue Owl Capital Corp.	11,026	169,359
Main Street Capital Corp.	1,286	64,930
PIMCO Dynamic Income Fund	3,142	59,101
Total Financials		403,759
Total Closed-End Funds (Cost — $400,124)		403,759

Common Stocks — 47.8%
Communications — 3.8%
AT&T, Inc.	135	2,580
BCE, Inc.	1,337	43,279
Telefonica Brasil SA, ADR	583	4,786
Telefonica SA, ADR	1,735	7,304
Verizon Communications, Inc.	88	3,629
Vodafone Group PLC, ADR	2,369	21,013
Total Communications		82,591
Consumer Discretionary — 3.0%
Buckle, Inc.	545	20,133
Cracker Barrel Old Country Store, Inc.	109	4,595
Magna International, Inc.	58	2,430
McDonald's Corp.	25	6,371
Restaurant Brands International, Inc.	48	3,378
Stellantis NV	208	4,129
Vail Resorts, Inc.	27	4,864
Wendy's Co.	873	14,806
Whirlpool Corp.	31	3,168
Total Consumer Discretionary		63,874
Consumer Staples — 4.3%
Altria Group, Inc.	646	29,424
Ambev SA, ADR	3,175	6,509
British American Tobacco PLC, ADR	872	26,971
Coca-Cola Europacific Partners PLC	54	3,935
Kimberly-Clark Corp.	64	8,845
Nu Skin Enterprises, Inc., Class A	242	2,551
Philip Morris International, Inc.	35	3,547
Unilever PLC, ADR	63	3,464
Walgreens Boots Alliance, Inc.	493	5,963
Total Consumer Staples		91,209
Energy — 3.3%
Antero Midstream Corp.	233	3,434
Baker Hughes Co.	111	3,904
Civitas Resources, Inc.	35	2,415
DT Midstream, Inc.	38	2,699
Eni SpA, ADR	136	4,187
Equinor ASA, ADR	108	3,084
Kinder Morgan, Inc.	1,241	24,659
Pembina Pipeline Corp.	281	10,420
TC Energy Corp.	428	16,222
Total Energy		71,024
Financials — 11.2%
American Financial Group, Inc./OH	84	10,333
Axis Capital Holdings Ltd.	68	4,804
Bank of Nova Scotia/The	199	9,098
Blackstone Secured Lending Fund	2,001	61,270
Citizens Financial Group, Inc.	156	5,621
CME Group, Inc.	178	34,994
Columbia Banking System, Inc.	440	8,752
Corebridge Financial, Inc.	80	2,330
Fidelity National Financial, Inc.	47	2,323
First Hawaiian, Inc.	151	3,135
HSBC Holdings PLC, ADR	256	11,136
ING Groep NV, ADR	356	6,102
JPMorgan Chase & Co.	30	6,068
Lloyds Banking Group PLC, ADR	872	2,381
Moelis & Co., Class A	118	6,709
Morgan Stanley	67	6,512
Old Republic International Corp.	141	4,357
PennyMac Mortgage Investment Trust	712	9,790
Prudential Financial, Inc.	58	6,797
Redwood Trust, Inc.	575	3,732
Starwood Property Trust, Inc.	613	11,610
Truist Financial Corp.	229	8,896
Virtu Financial, Inc., Class A	391	8,778
Total Financials		235,528
Health Care — 3.4%
AbbVie, Inc.	53	9,091
Bristol-Myers Squibb Co.	137	5,690
Cardinal Health, Inc.	52	5,113
Gilead Sciences, Inc.	130	8,919
GSK PLC, ADR	120	4,620
Johnson & Johnson	30	4,385
Medtronic PLC	54	4,250
Novartis AG, ADR	77	8,198
Patterson Companies, Inc.	95	2,291
Pfizer, Inc.	362	10,129
Premier, Inc., Class A	308	5,750
Viatris, Inc.	297	3,157
Total Health Care		71,593
Industrials — 3.5%
3M Co.	123	12,569
AGCO Corp.	33	3,230
Copa Holdings SA, Class A	57	5,425
Frontline PLC	215	5,538
Honeywell International, Inc.	20	4,271
International Seaways, Inc.	177	10,466
Lockheed Martin Corp.	27	12,612
MSC Industrial Direct Co., Inc., Class A	77	6,107
PACCAR, Inc.	39	4,015
United Parcel Service, Inc., Class B	38	5,200
ZTO Express Cayman, Inc., ADR	173	3,590
Total Industrials		73,023
Materials — 3.8%
B2Gold Corp.	1,679	4,533
Boise Cascade Co.	18	2,146
Dow, Inc.	183	9,709
International Paper Co.	94	4,056
LyondellBasell Industries NV, Class A	161	15,401
Sociedad Quimica y Minera de Chile SA, ADR	133	5,420
Sonoco Products Co.	81	4,108
Vale SA, ADR	3,228	36,057
Total Materials		81,430
Real Estate — 2.4%
Easterly Government Properties, Inc.	296	3,662
EPR Properties	228	9,571
Gaming and Leisure Properties, Inc.	107	4,837
Healthcare Realty Trust, Inc.	399	6,576
Omega Healthcare Investors, Inc.	453	15,515
Realty Income Corp.	69	3,645
Sabra Health Care REIT, Inc.	552	8,501
Total Real Estate		52,307
Technology — 6.1%
Cisco Systems, Inc.	117	5,559
Corning, Inc.	248	9,635
HP, Inc.	224	7,844
Infosys Ltd., ADR	188	3,501
International Business Machines Corp.	63	10,896
Telefonaktiebolaget LM Ericsson, ADR	2,427	14,975
Thomson Reuters Corp.	124	20,903
United Microelectronics Corp., ADR	3,879	33,979
Western Union Co.	1,748	21,360
Xerox Holdings Corp.	256	2,975
Total Technology		131,627
Utilities — 3.0%
Atlantica Sustainable Infrastructure PLC	643	14,114
Entergy Corp.	160	17,120
Fortis, Inc./Canada	60	2,330
National Grid PLC, ADR	258	14,655
OGE Energy Corp.	64	2,285
PNM Resources, Inc.	367	13,564
Total Utilities		64,068
Total Common Stocks (Cost — $1,014,891)		1,018,274

Exchange Traded Funds — 31.0%
iShares Broad USD High Yield Corporate Bond ETF	1,454	52,751
Janus Henderson AAA CLO ETF	9,531	484,937
Vanguard Intermediate-Term Corporate Bond ETF	333	26,617
Vanguard Intermediate-Term Treasury ETF	457	26,611
Vanguard Short-Term Inflation-Protected Securities ETF	323	15,678
Vanguard Tax-Exempt Bond Index ETF	165	8,268
Vanguard Total Bond Market ETF	369	26,586
Vanguard Total International Bond ETF	371	18,057
Total Exchange Traded Funds (Cost — $654,806)		659,505

Preferred Stocks — 1.6%
Financials — 0.8%
Bancolombia SA, ADR	336	10,970
Itau Unibanco Holding SA, ADR	1,200	7,008
Total Financials		17,978
Materials — 0.2%
Gerdau SA, ADR	1,573	5,191
Total Materials		5,191
Utilities — 0.6%
Cia Energetica de Minas Gerais, ADR	6,697	11,787
Total Utilities		11,787
Total Preferred Stocks (Cost — $35,695)		34,956

Total Investments — 99.4% (Cost — $2,105,516)		2,116,494
Other Assets in Excess of Liabilities — 0.6%		12,492
Total Net Assets — 100.0%		$2,128,986

ADR American Depositary Receipt
CLO Collateralized Loan Obligation
Plc Public Limited Company
REIT Real Estate Investment Trust

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

Arch Indices VOI Absolute Income ETF
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Closed-End Funds	$403,759	$–	$–	$403,759
Common Stocks	1,018,273	–	–	1,018,273
Exchange-Traded Funds	659,506	–	–	659,506
Preferred Stocks	34,956	–	–	34,956
Total Long-Term Investments	2,116,494	–	–	2,116,494
Total Investments	$2,116,494	$–	$–	$2,116,494

See Schedule of Investments for additional detailed categorizations.